OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING SEGMENT INFORMATION
Schedule of Interest income and expense per segment

The consolidated information by business segment, corresponding to December 31, 2020, 2019 and 2018, is as follows:

	12/31/2020
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	305,324	18,708,084	10,438,928	(371,823)	29,080,513
Operating expenses	(9,238,319)	(12,832,172)	(4,672,928)	371,823	(26,371,596)
Periodic tariff revenue	—	—	4,228,338	—	4,228,338
Operating Profit (Loss) Before Financial Result	(8,932,995)	5,875,912	9,994,338	—	6,937,225
Financial result					(1,671,646)
Result of Equity Method Investments					1,670,903
Other Revenue and Expenditure					16,134
Current and deferred income tax and social contribution					(565,333)
Net Income for the Year					6,387,313

	12/31/2019 (*)
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	194,692	19,833,995	9,401,275	(387,833)	29,042,129
Operating expenses	(2,853,044)	(13,221,471)	(4,754,661)	387,833	(20,441,343)
Operating Profit (Loss) Before Financial Result	(2,658,352)	6,612,524	4,646,614	—	8,600,786
Financial result					(2,448,786)
Result of Equity Method Investments					1,041,071
Other Revenue and Expenditure					24,715
Current and deferred income tax and social contribution					630,659
Net Income for the Year					7,848,445

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

	12/31/2018 (*)
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	261,355	17,433,979	9,625,622	(1,106,103)	26,214,853
Operating expenses	2,225,539	(3,885,030)	(5,821,076)	(2,371,439)	(9,852,006)
Operating Profit (Loss) Before Financial Result	(2,177,926)	13,548,949	3,804,546	(3,477,542)	16,362,847
Financial result					(447,468)
Result of Equity Method Investments					1,304,023
Current and deferred income tax and social contributions					(2,562,934)
Net Income for the Year					14,656,468

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Schedule of revenue from external customers by segment

	12/31/2020			12/31/2019 (*)			12/31/2018
	Generation	Transmission	Total	Generation	Transmission	Total	Generation	Transmission	Total
Power supply for distribution companies	14,425,819	—	14,425,819	15,870,784	—	15,870,784	13,268,869	—	13,268,869
Power supply for end consumers	2,661,499	—	2,661,499	2,282,200	—	2,282,200	2,319,857	—	2,319,857
Short-Term Electric Power	1,176,156	—	1,176,156	1,353,218	—	1,353,218	1,296,526	—	1,296,526
Revenue from operation and maintenance of renewed concessions	3,982,409	5,443,107	9,425,516	3,549,019	4,927,283	8,476,302	2,708,451	4,083,956	6,792,407
Revenue from construction of renewed plants	37,800	778,202	816,002	49,353	747,897	797,250	34,295	678,408	712,703
Financial effect of Itaipu	(13,566)	—	(13,566)	269,432	—	269,432	511,079	—	511,079
Contractual revenue	—	6,026,214	6,026,214	—	5,857,486	5,857,486	—	643,208	643,208
Total Gross Revenues	22,270,117	12,247,523	34,517,640	23,374,006	11,532,666	34,906,672	20,139,077	9,867,832	30,006,909

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Schedule of intersegment revenue

	12/31/2020			12/31/2019 (*)			12/31/2018
	Administration	Generation	Total	Administration	Generation	Total	Administration	Generation	Total
Power supply (sale) for the generation segment	—	349,505	349,505	—	349,374	349,374	—	362,969	362,969
Generation segment interest income	173,163	—	173,163	877,512	—	877,512	621,543	—	621,543
Transmission segment interest income	361,959	—	361,959	373,220	—	373,220	413,178	—	413,178
Total	535,122	349,505	884,627	1,250,732	349,374	1,600,106	1,034,721	362,969	1,397,690

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Schedule of additions to non-current assets by segment

	12/31/2020
	Administration	Generation	Transmission	Total
Fixed Assets	1,555,229	31,107,683	—	32,662,912
Intangible Assets	354,540	294,318	2,092	650,950
Total	1,909,769	31,402,001	2,092	33,313,862

	12/31/2019
	Administration	Generation	Transmission	Total
Fixed Assets	1,545,786	31,770,088	—	33,315,874
Intangible Assets	553,008	99,941	2,092	655,041
Total	2,098,794	31,870,029	2,092	33,970,915

	12/31/2018
	Administration	Generation	Transmission	Total
Fixed Assets	1,468,494	30,901,898	—	32,370,392
Intangible Assets	564,732	68,990	15,929	649,651
Total	2,033,226	30,970,888	15,929	33,020,043

Schedule of Items that do not affect cash by segment

	12/31/2020
	Administration	Generation	Transmission	Total
Depreciation and amortization	105,866	1,757,003	—	1,862,869
Constitution (Reversal) of Onerous Contract	—	93,112	(4,059)	89,053
Impairment	(62,498)	(379,166)	—	(441,664)
Total	43,368	1,470,949	(4,059)	1,510,258

	12/31/2019
	Administration	Generation	Total
Depreciation and amortization	251,545	1,555,884	1,807,429
Constitution (Reversal) of Onerous Contract	—	179,003	179,003
Impairment	—	121,581	121,581
Total	251,545	1,856,468	2,108,013

	12/31/2018
	Administration	Generation	Transmission	Total
Depreciation and amortization	160,123	1,541,867	—	1,701,990
Constitution (Reversal) of Onerous Contract	—	(1,353,849)	—	(1,353,849)
Impairment	(42,634)	(6,458,393)	(45,021)	(6,546,048)
Total	117,489	(6,270,375)	(45,021)	(6,197,907)